DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 5—DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Risk Management

The Company is exposed to market risk from fluctuations in interest rates. The Company manages its exposure to interest rate fluctuations through the use of interest rate swaps (“Cash Flow Hedges”). The Company’s risk management objective and strategy with respect to interest rate swaps is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the London Inter-Bank Offering Rate (“LIBOR”), the designated benchmark interest rate being hedged (the “hedged risk”), on an amount of the Company’s debt principal equal to the then-outstanding swap notional amount.

Cash Flow Interest Rate Swaps

For derivative instruments that are designated and qualify as cash flow hedges of forecasted interest payments, the Company reports the effective portion of the gain or loss as a component of Other comprehensive income (loss) until the interest payments being hedged are recorded as Interest expense, net, at which time the amounts in Other comprehensive income (loss) are reclassified as an adjustment to Interest expense, net. Gains or losses on any ineffective portion of derivative instruments in cash flow hedging relationships are recorded in the period in which they occur as a component of Other expense (income) in the Condensed Consolidated Statement of Operations and Comprehensive Loss. The Company has entered into several swaps with maturity dates in 2019 and 2021 to hedge against variability in cash flows relating to interest payments on a portion of the Company’s outstanding variable rate term debt. The aggregate notional amounts of all swaps as of both December 2, 2017 and February 25, 2017 were $3,968.6 million, of which $3,910.6 million are designated as Cash Flow Hedges as defined by GAAP. The undesignated portion of the Company’s interest rate swaps is attributable to principal payments expected to be made through the loan’s maturity.

As of December 2, 2017 and February 25, 2017, the fair value of the cash flow interest rate swap liability was $50.5 million and $99.2 million, respectively, and is included in Other current liabilities on the Condensed Consolidated Balance Sheets.

Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of income recognized from derivatives
Derivatives designated as hedging instruments	40 weeks ended December 2, 2017	40 weeks ended December 3, 2016	Location of income recognized from derivatives
Designated interest rate swaps	$22.6	$31.8	Other comprehensive income (loss), net of tax

Activity related to the Company’s derivative instruments not designated as hedging instruments consisted of the following (in millions):

	Amount of income recognized from derivatives
Derivatives not designated as hedging instruments	40 weeks ended December 2, 2017	40 weeks ended December 3, 2016	Location of income recognized from derivatives
Undesignated and ineffective portion of interest rate swaps	$0.2	$0.8	Other expense (income)

NOTE 7—DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Risk Management

The Company is exposed to market risk from fluctuations in interest rates. The Company manages its exposure to interest rate fluctuations through the use of interest rate swaps (“Cash Flow Hedges”). The Company’s risk management objective and strategy with respect to interest rate swaps is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the London Inter-Bank Offering Rate (“LIBOR”), the designated benchmark interest rate being hedged (the “hedged risk”), on an amount of the Company’s debt principal equal to the then-outstanding swap notional amount.

Cash Flow Interest Rate Swaps

For derivative instruments that are designated and qualify as cash flow hedges of forecasted interest payments, the Company reports the effective portion of the gain or loss as a component of Other comprehensive income (loss) until the interest payments being hedged are recorded as Interest expense, net, at which time the amounts in Other comprehensive income (loss) are reclassified as an adjustment to Interest expense, net. Gains or losses on any ineffective portion of derivative instruments in cash flow hedging relationships are recorded in the period in which they occur as a component of Other (income) expense in the Consolidated Statement of Operations and Comprehensive Loss. During the first and second quarters of fiscal 2014, the Company entered into several swaps with maturity dates in 2019 and 2021 to hedge against variability in cash flows relating to interest payments on a portion of the Company’s outstanding variable rate term debt. The aggregate notional amount of all swaps as of February 25, 2017 and February 27, 2016, were $3,968.6 million and $4,820.2 million, of which $3,910.6 million and $4,762.2 million are designated as Cash Flow Hedges, respectively, as defined by GAAP. The undesignated portion of the Company’s interest rate swaps is attributable to principal payments expected to be made through the loan’s maturity.

Deal-Contingent Swap

During fiscal 2014, the Company entered into a deal-contingent interest rate swap (“Deal-Contingent Swap”) used to hedge against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on anticipated variable rate debt issuances in connection with the Safeway acquisition. In accordance with the swap agreement, the Company receives a floating rate of interest and pays a fixed rate of interest for the life of the contract. The aggregate notional amount of the Deal Contingent Swap as of February 25, 2017 and February 27, 2016 was $2,300.6 million and $2,548.2 million, respectively. At the close of the Safeway acquisition, the Company designated it as a cash flow hedge. The fair value of the swap liability on the designation date was $96.1 million with changes in fair value recorded through earnings for the period prior to the designation date. This charge is included in Other (income) expense in the fiscal 2014 Consolidated Statement of Operations and Comprehensive Loss.

As of February 25, 2017 and February 27, 2016, the fair value of the cash flow interest rate swap liability was $99.2 million and $171.2 million, respectively, and was recorded in Other current liabilities.

Contemporaneously with the refinancing of the Albertsons Term Loans on December 23, 2016, (as described in Note 8—Long term debt), the Company amended each of its existing interest rate swaps to reduce the floor on LIBOR from 100 basis points to 75 basis points. As a result, the Company dedesignated its original cash flow hedges and redesignated the amended swaps prospectively. Losses of $23.9 million, net of tax, deferred into OCI as of the dedesignation date, which are associated with the original cash flow hedges, will be amortized to interest expense over the remaining life of the hedges.

Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives designated as hedging instruments	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Designated interest rate swaps	$39.4	$(46.9)	Other comprehensive income (loss), net of tax

Activity related to the Company’s derivative instruments not designated as hedging instruments consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives not designated as hedging instruments	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Undesignated and ineffective portion of interest rate swaps	$0.8	$(2.9)	Other (income) expense